UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21614
Investment Company Act File Number
Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund	as of December 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks (1) — 97.3%

Security	Shares	Value

Aerospace & Defense — 4.2%
Alliant Techsystems, Inc. (2)	15,266	$1,309,212
Boeing Co. (The)	48,599	2,073,719
General Dynamics Corp.	82,801	4,768,510
Lockheed Martin Corp.	63,794	5,363,800
Precision Castparts Corp.	28,186	1,676,503
Raytheon Co.	81,034	4,135,975
United Technologies Corp.	43,549	2,334,226

		$21,661,945

Auto Components — 0.5%
Johnson Controls, Inc.	155,634	$2,826,313

		$2,826,313

Beverages — 2.3%
Coca-Cola Co. (The)	96,827	$4,383,358
PepsiCo, Inc.	141,663	7,758,883

		$12,142,241

Biotechnology — 2.7%
Amgen, Inc. (2)	56,962	$3,289,556
Biogen Idec, Inc. (2)	49,726	2,368,449
Cephalon, Inc. (2)	30,549	2,353,495
Genzyme Corp. (2)	48,482	3,217,750
Gilead Sciences, Inc. (2)	38,143	1,950,633
Onyx Pharmaceuticals, Inc. (2)	29,897	1,021,282

		$14,201,165

Capital Markets — 3.3%
Bank of New York Mellon Corp. (The)	282,090	$7,991,610
Goldman Sachs Group, Inc.	34,098	2,877,530
Julius Baer Holding AG	43,363	1,680,634
T. Rowe Price Group, Inc.	135,983	4,819,238

		$17,369,012

Chemicals — 1.3%
E.I. Du Pont de Nemours & Co.	65,639	$1,660,667
Ecolab, Inc.	69,082	2,428,232
Monsanto Co.	37,287	2,623,140

		$6,712,039

Commercial Banks — 1.1%
East-West Bancorp, Inc.	121,116	$1,934,223
Wells Fargo & Co.	134,834	3,974,906

		$5,909,129

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	168,921	$5,598,042

		$5,598,042

Communications Equipment — 3.3%
Cisco Systems, Inc. (2)	487,426	$7,945,044
Juniper Networks, Inc. (2)	116,792	2,045,028
Motorola, Inc.	291,252	1,290,246
QUALCOMM, Inc.	107,936	3,867,347
Riverbed Technology, Inc. (2)	197,865	2,253,682

		$17,401,347

Security	Shares	Value

Computers & Peripherals — 4.0%
Apple, Inc. (2)	56,018	$4,781,136
Hewlett-Packard Co.	206,099	7,479,333
International Business Machines Corp.	102,175	8,599,048

		$20,859,517

Construction & Engineering — 0.4%
Granite Construction, Inc.	47,230	$2,074,814

		$2,074,814

Consumer Finance — 0.4%
Discover Financial Services	197,543	$1,882,585

		$1,882,585

Diversified Financial Services — 3.0%
Bank of America Corp.	345,080	$4,858,726
Citigroup, Inc.	267,484	1,794,818
JPMorgan Chase & Co.	278,629	8,785,172

		$15,438,716

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	336,921	$9,602,249
Verizon Communications, Inc.	191,391	6,488,155

		$16,090,404

Electric Utilities — 2.2%
E.ON AG ADR	112,174	$4,571,091
Edison International	104,787	3,365,758
FirstEnergy Corp.	68,787	3,341,672

		$11,278,521

Electrical Equipment — 1.7%
Cooper Industries, Ltd., Class A	56,705	$1,657,487
Emerson Electric Co.	143,092	5,238,598
Vestas Wind Systems A/S (2)	32,942	1,938,531

		$8,834,616

Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies, Inc. (2)	111,178	$1,737,712
IPG Photonics Corp. (2)	105,128	1,385,587

		$3,123,299

Energy Equipment & Services — 1.4%
Diamond Offshore Drilling, Inc.	55,533	$3,273,115
Schlumberger, Ltd.	96,762	4,095,935

		$7,369,050

Food & Staples Retailing — 4.1%
CVS Caremark Corp.	186,401	$5,357,165
Kroger Co. (The)	57,145	1,509,199
Safeway, Inc.	127,970	3,041,847
Sysco Corp.	83,247	1,909,686
Wal-Mart Stores, Inc.	167,801	9,406,924

		$21,224,821

Food Products — 1.7%
Cadbury PLC ADR	77,479	$2,763,676
Nestle SA ADR	150,302	5,966,989

		$8,730,665

Health Care Equipment & Supplies — 3.0%
Baxter International, Inc.	67,085	$3,595,085
Becton, Dickinson & Co.	27,427	1,875,733
Boston Scientific Corp. (2)	254,004	1,965,991
HeartWare, Ltd. (2)	3,145,346	1,315,761
Medtronic, Inc.	88,252	2,772,878
Thoratec Corp. (2)	124,552	4,046,694

		$15,572,142

Security	Shares	Value

Health Care Providers & Services — 1.5%
Aetna, Inc.	69,465	$1,979,753
DaVita, Inc. (2)	42,012	2,082,535
Fresenius Medical Care AG & Co. KGaA ADR	29,630	1,397,943
UnitedHealth Group, Inc.	82,366	2,190,936

		$7,651,167

Hotels, Restaurants & Leisure — 2.1%
McDonald’s Corp.	179,692	$11,175,045

		$11,175,045

Household Durables — 2.2%
Centex Corp.	143,187	$1,523,510
D.R. Horton, Inc.	238,940	1,689,306
KB HOME	107,914	1,469,789
Lennar Corp., Class A	183,735	1,592,982
NVR, Inc. (2)	2,876	1,312,175
Pulte Homes, Inc.	155,851	1,703,451
Ryland Group, Inc.	30,019	530,436
Toll Brothers, Inc. (2)	77,847	1,668,261

		$11,489,910

Household Products — 2.6%
Clorox Co.	27,075	$1,504,287
Colgate-Palmolive Co.	79,610	5,456,469
Procter & Gamble Co.	105,571	6,526,399

		$13,487,155

Independent Power Producers & Energy Traders — 0.3%
NRG Energy, Inc. (2)	71,799	$1,675,071

		$1,675,071

Industrial Conglomerates — 1.6%
3M Co.	41,145	$2,367,483
General Electric Co.	354,408	5,741,410

		$8,108,893

Insurance — 4.1%
ACE, Ltd.	41,803	$2,212,215
Aflac, Inc.	59,234	2,715,287
Chubb Corp.	120,769	6,159,219
HCC Insurance Holdings, Inc.	75,335	2,015,211
MetLife, Inc.	78,797	2,746,863
Travelers Companies, Inc. (The)	121,823	5,506,400

		$21,355,195

Internet Software & Services — 1.2%
Akamai Technologies, Inc. (2)	108,909	$1,643,437
Google, Inc., Class A (2)	14,646	4,505,842

		$6,149,279

IT Services — 1.5%
Accenture, Ltd., Class A	58,263	$1,910,444
Cognizant Technology Solutions Corp. (2)	87,813	1,585,903
MasterCard, Inc., Class A	22,625	3,233,791
Visa, Inc., Class A	23,650	1,240,443

		$7,970,581

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc. (2)	137,888	$4,697,844

		$4,697,844

Machinery — 1.3%
Danaher Corp.	88,767	$5,025,100
Illinois Tool Works, Inc.	54,265	1,901,988

		$6,927,088

Media — 3.1%
Comcast Corp., Class A	652,999	$11,022,623
Time Warner, Inc.	506,467	5,095,058

		$16,117,681

Metals & Mining — 2.4%
BHP Billiton, Ltd. ADR	22,361	$959,287
Goldcorp, Inc.	306,224	9,655,243
Nucor Corp.	36,683	1,694,755

		$12,309,285

Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	140,815	$4,107,574

		$4,107,574

Security	Shares	Value

Oil, Gas & Consumable Fuels — 9.4%
Anadarko Petroleum Corp.	115,541	$4,454,106
Chevron Corp.	137,917	10,201,721
ConocoPhillips	98,873	5,121,621
Exxon Mobil Corp.	182,719	14,586,458
Hess Corp.	66,577	3,571,190
Occidental Petroleum Corp.	96,629	5,796,774
Petrohawk Energy Corp. (2)	75,807	1,184,863
XTO Energy, Inc.	123,381	4,351,648

		$49,268,381

Personal Products — 0.5%
Chattem, Inc. (2)	38,827	$2,777,295

		$2,777,295

Pharmaceuticals — 6.9%
Abbott Laboratories	121,879	$6,504,682
Johnson & Johnson	195,549	11,699,697
Merck & Co., Inc.	197,628	6,007,891
Novo-Nordisk A/S, Class B	33,518	1,728,989
Pfizer, Inc.	314,275	5,565,810
Roche Holding AG	13,101	2,028,259
Schering-Plough Corp.	155,212	2,643,260
Shire PLC ADR	898	40,212

		$36,218,800

Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.	28,770	$1,742,887
Boston Properties, Inc.	25,593	1,407,615

		$3,150,502

Road & Rail — 0.3%
JB Hunt Transport Services, Inc.	58,286	$1,531,173

		$1,531,173

Semiconductors & Semiconductor Equipment — 0.7%
ASML Holding NV	195,879	$3,539,534

		$3,539,534

Software — 3.3%
McAfee, Inc. (2)	66,412	$2,295,863
Microsoft Corp.	492,038	9,565,219
Oracle Corp. (2)	288,514	5,115,353

		$16,976,435

Specialty Retail — 2.3%
Best Buy Co., Inc.	111,359	$3,130,302
Home Depot, Inc.	142,465	3,279,544
Staples, Inc.	301,409	5,401,249

		$11,811,095

Tobacco — 1.9%
Philip Morris International, Inc.	230,897	$10,046,328

		$10,046,328

Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	67,062	$2,017,225

		$2,017,225

Total Common Stocks (identified cost $645,740,710)		$506,858,919

Investment Funds (1) — 0.4%

Security	Shares	Value

Capital Markets — 0.4%
SPDR S&P Homebuilders ETF	180,024	$2,154,887

Total Investment Funds (identified cost $2,502,262)		$2,154,887

Short-Term Investments — 4.0%

	Interest
Description	(000's omitted)	Value

Cash Management Portfolio, 0.75% (3)	20,966	$20,965,837

Total Short-Term Investments (identified cost $20,965,837)		$20,965,837

Total Investments — 101.7% (identified cost $669,208,809)		$529,979,643

Covered Call Options Written — (1.8)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value

3M Co.	230	$65.00	4/18/09	$(37,950)
Abbott Laboratories	805	60.00	1/17/09	(8,050)
Accenture, Ltd., Class A	370	35.00	2/21/09	(37,370)
ACE, Ltd.	230	50.00	2/21/09	(138,000)
Aetna, Inc.	325	35.00	1/17/09	(3,250)
Aflac, Inc.	390	45.00	2/21/09	(167,700)
Agilent Technologies, Inc.	155	22.50	2/21/09	(387)
Akamai Technologies, Inc.	70	15.00	2/21/09	(11,200)
Alliant Techsystems, Inc.	50	85.00	2/21/09	(25,500)
Amgen, Inc.	170	52.50	1/17/09	(100,300)
Anadarko Petroleum Corp.	300	35.00	2/21/09	(165,000)
Apple, Inc.	105	155.00	1/17/09	(315)
ASML Holding NV	515	17.50	1/17/09	(73,130)
AT&T, Inc.	535	29.00	1/17/09	(24,610)
AvalonBay Communities, Inc.	90	65.00	4/18/09	(81,000)
Bank of America Corp.	975	25.00	2/21/09	(975)
Bank of New York Mellon Corp. (The)	665	27.50	3/21/09	(289,275)
Baxter International, Inc.	300	65.00	1/17/09	(1,500)
Becton, Dickinson & Co.	70	65.00	3/21/09	(42,700)
Best Buy Co., Inc.	125	22.50	3/21/09	(85,000)
BHP Billiton, Ltd. ADR	25	40.00	2/21/09	(15,500)
Biogen Idec, Inc.	305	50.00	1/17/09	(24,400)
Boeing Co. (The)	260	45.00	2/21/09	(45,500)
Boston Properties, Inc.	75	70.00	1/17/09	(2,438)
Boston Scientific Corp.	1,100	10.00	2/21/09	(19,800)
Centex Corp.	225	12.50	1/17/09	(6,750)
Cephalon, Inc.	170	70.00	1/17/09	(135,830)
Chattem, Inc.	150	65.00	3/21/09	(145,500)
Chevron Corp.	755	80.00	3/21/09	(234,050)
Chubb Corp.	495	45.00	1/17/09	(321,750)
Cisco Systems, Inc.	1,245	20.00	1/17/09	(2,490)
Citigroup, Inc.	1,065	9.00	3/21/09	(50,055)
Clorox Co.	180	65.00	1/17/09	(900)
Coca-Cola Co. (The)	215	47.50	2/21/09	(27,950)
Cognizant Technology Solutions Corp.	225	17.50	1/17/09	(30,375)
Colgate-Palmolive Co.	275	65.00	2/21/09	(143,000)
ConocoPhillips	185	55.00	2/21/09	(45,325)
Cooper Industries, Ltd., Class A	75	22.50	4/18/09	(59,625)
CVS Caremark Corp.	655	30.00	2/21/09	(96,285)
D.R. Horton, Inc.	580	7.50	1/17/09	(23,200)
Danaher Corp.	160	60.00	3/21/09	(42,400)
DaVita, Inc.	290	55.00	1/17/09	(21,750)
Diamond Offshore Drilling, Inc.	200	75.00	3/21/09	(42,500)
Discover Financial Services	940	10.00	4/18/09	(150,400)
E.I. Du Pont de Nemours & Co.	155	35.00	1/17/09	(775)
East-West Bancorp, Inc.	575	17.50	4/18/09	(89,125)
Ecolab, Inc.	445	45.00	1/17/09	(6,675)
Edison International	155	45.00	1/17/09	(775)
Emerson Electric Co.	240	35.00	3/21/09	(98,400)
Exxon Mobil Corp.	475	80.00	1/17/09	(113,050)
FirstEnergy Corp.	195	70.00	1/17/09	(975)
General Dynamics Corp.	175	60.00	2/21/09	(35,000)
General Electric Co.	165	16.00	3/21/09	(27,225)
Gilead Sciences, Inc.	195	45.00	2/21/09	(155,805)
Goldman Sachs Group, Inc.	90	140.00	1/17/09	(270)
Google, Inc., Class A	15	280.00	3/21/09	(68,775)
Granite Construction, Inc.	295	40.00	3/21/09	(233,050)
HCC Insurance Holdings, Inc.	270	25.00	2/21/09	(89,100)
Hess Corp.	115	55.00	2/21/09	(69,000)
Hewlett-Packard Co.	740	37.50	2/21/09	(133,200)
Home Depot, Inc.	645	22.50	2/21/09	(143,190)
Illinois Tool Works, Inc.	95	35.00	3/21/09	(27,075)
International Business Machines Corp.	155	95.00	1/17/09	(2,170)
IPG Photonics Corp.	505	15.00	1/17/09	(12,625)
JB Hunt Transport Services, Inc.	180	25.00	2/21/09	(54,000)
Johnson & Johnson	1,260	65.00	1/17/09	(12,600)
JPMorgan Chase & Co.	535	31.00	3/21/09	(189,925)
Juniper Networks, Inc.	325	22.50	1/17/09	(1,625)
KB Home	270	15.00	4/18/09	(62,100)
Kroger Co. (The)	425	30.00	1/17/09	(1,700)
Lennar Corp., Class A	640	10.00	2/21/09	(54,400)
Lockheed Martin Corp.	125	75.00	3/21/09	(150,000)
MasterCard, Inc., Class A	55	185.00	1/17/09	(275)
McAfee, Inc.	315	30.00	3/21/09	(185,850)
McDonald’s Corp.	1,772	65.00	1/17/09	(70,880)
Medtronic, Inc.	510	55.00	1/17/09	(2,550)
Merck & Co., Inc.	375	35.00	1/17/09	(3,375)
MetLife, Inc.	180	35.00	3/21/09	(102,600)
Microsoft Corp.	1,070	25.00	1/17/09	(1,070)
Monsanto Co.	155	85.00	1/17/09	(3,720)
Motorola, Inc.	1,175	5.00	1/17/09	(9,400)
NRG Energy, Inc.	170	22.50	3/21/09	(61,200)
Nucor Corp.	65	42.50	1/17/09	(31,200)
Occidental Petroleum Corp.	475	55.00	2/21/09	(422,750)
Onyx Pharmaceuticals, Inc.	90	30.00	2/21/09	(54,900)
Oracle Corp.	895	16.00	3/21/09	(241,650)
PepsiCo, Inc.	365	55.00	1/17/09	(45,625)
Petrohawk Energy Corp.	450	17.50	3/21/09	(94,500)
Pfizer, Inc.	2,050	17.50	3/21/09	(260,350)
Philip Morris International, Inc.	1,215	45.00	3/21/09	(243,000)
Precision Castparts Corp.	45	60.00	3/21/09	(27,000)
Procter & Gamble Co.	455	62.50	1/17/09	(50,050)
Public Service Enterprise Group, Inc.	410	35.00	3/21/09	(16,400)
Pulte Homes, Inc.	520	12.50	4/18/09	(83,200)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value

QUALCOMM, Inc.	665	$40.00	1/17/09	$(12,635)
Raytheon Co.	250	50.00	2/21/09	(82,500)
Rogers Communications, Inc., Class B	415	35.00	1/17/09	(16,600)
Ryland Group, Inc.	245	17.50	1/17/09	(36,750)
Safeway, Inc.	290	22.50	3/21/09	(76,850)
Schering-Plough Corp.	435	15.00	2/21/09	(107,880)
Schlumberger, Ltd.	180	55.00	2/21/09	(8,100)
SPDR S&P Homebuilders ETF	380	11.00	3/21/09	(76,000)
Staples, Inc.	1,460	17.50	3/21/09	(332,150)
Sysco Corp.	325	27.50	1/17/09	(1,625)
T.Rowe Price Group, Inc.	540	45.00	1/17/09	(5,400)
Thermo Fisher Scientific, Inc.	205	35.00	3/21/09	(47,150)
Toll Brothers, Inc.	225	22.50	3/21/09	(52,875)
Travelers Companies, Inc. (The)	500	35.00	1/17/09	(527,500)
United Technologies Corp.	125	55.00	2/21/09	(32,250)
UnitedHealth Group, Inc.	415	27.50	1/17/09	(32,785)
Verizon Communications, Inc.	355	32.50	1/17/09	(62,125)
Visa, Inc., Class A	100	52.50	3/21/09	(46,000)
Wal-Mart Stores, Inc.	1,185	55.00	3/21/09	(509,550)
Waste Management, Inc.	590	32.50	1/17/09	(73,750)
Wells Fargo & Co.	885	27.50	1/17/09	(309,750)
XTO Energy, Inc.	200	35.00	2/21/09	(76,400)

Total Covered Call Options Written (premiums received $15,912,606)				$(9,351,765)

Other Assets, Less Liabilities — 0.1%				$548,565

Net Assets — 100.0%				$521,176,443

ADR	—	American Depository Receipt
(1)		A portion of each security has been segregated as collateral for options written.
(2)		Non-income producing security.
(3)
Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2008. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended December 31, 2008 was $113,394.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$669,381,084

Gross unrealized appreciation	$10,225,235
Gross unrealized depreciation	(149,626,676)

Net unrealized depreciation	$(139,401,441)

Written call options activity for the fiscal year to date ended December 31, 2008 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	71,566	$16,431,873
Options written	55,980	16,808,790
Options terminated in closing purchase transactions	(67,499)	(16,481,510)
Options expired	(11,480)	(846,547)

Outstanding, end of period	48,567	$15,912,606

At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments	Other Financial
	Valuation Inputs	in Securities	Instruments *
Level 1	Quoted Prices	$501,637,394	$(9,351,765)
Level 2	Other Significant Observable Inputs	28,342,249	—
Level 3	Significant Unobservable Inputs	—	—

Total		$529,979,643	$(9,351,765)

*	Other financial instruments include written call options.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Enhanced Equity Income Fund

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	February 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	February 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 25, 2009